Capital Stock	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Capital Stock
2.	Capital Stock

During the period ended September 30, 2013, the Company issued common shares as follows:

a)	On August 21, 2012 the Company entered into a Management Services Agreement with a director (the “Director”) and an arm’s length consultant (the “Consultant”), for a term of 12 months commencing on October 1, 2012. As partial remuneration for the management and consulting services the Company agreed to issue 320,000 restricted common shares to the Director, and 480,000 restricted common shares to the Consultant. The Company recognized share based compensation of $264,000 as of September 30, 2013.

b)	On August 21, 2012 the Company entered into a Consulting Services Agreement with an arm’s length consultant (the “Consultant”), for a term of 12 months commencing on October 1, 2012. As partial remuneration for the consulting services the Company agreed to issue 300,000 restricted common shares to the Consultant. The Company recognized share based compensation of $99,000 as of September 30, 2013.

c)	On February 19, 2013 the Company issued a total of 5,249,065 restricted common shares at $0.33 per share as settlement of accounts payable due to a director of the Company, a company controlled by a director of the Company, in respect of unpaid management and consulting fee debts totaling $350,214, plus a $17,220 debt owed to an arm’s length creditor. Of the accounts payable settled, $321,057 was pursuant to two Management Services Agreements with related parties. The settlement of accounts payable totaling $367,434 resulted in a loss on settlement of payables in the amount of $1,364,757. The accounts payable settlement included: $165,019 due to a director of the Company for previous year’s management fees; $185,194 due to a company controlled by a director of the Company for previous year’s management fees, consulting fees, and office expenses, plus a $17,220 debt owed to an arm’s length creditor.

d)	On March 15, 2013 the Company entered into two Consulting Services Agreement with two arm’s length consultants (the “Consultants”), for a term of 12 months commencing on March 15, 2013. As remuneration for the consulting services the Company agreed to issue 600,000 restricted common shares to each Consultant. These shares were valued on March 15, 2013 at $0.49 per share based on the quoted market price on that date. The Company recognized the full expense of $588,000 on the shares.

No shares were issued during the period ended September 30, 2012.

Stock Option Plan

The Company’s board of directors approved a stock option plan. Under the plan directors, employees and consultants may be granted options to purchase common stock of the Company at a price of not less than 100% of the fair market value of the stock. The total number of options granted must not exceed 15% of the outstanding common stock of the Company. The plan expires on July 1, 2017.

3.	Capital Stock – (cont’d)

Stock-based Compensation

The fair value of each option grant is estimated on the date of the grant using the Black-Scholes option valuation model. The Black-Scholes option valuation model requires the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate and therefore the Black-Scholes model does not necessarily provide a reliable single measure of the fair value of the Company’s share purchase options.

On October 15, 2012, the Company granted 4,140,000 share purchase options to directors, employees, and consultants of the Company at $0.10 per share, which was $0.13 lower than the Company’s common stock price on the date of grant. All options have been granted with a term of 5 years, expiring on October 15, 2017.

Of these 4,140,000 share purchase options granted in fiscal 2012, 2,940,000 share purchase options were subsequently cancelled in November 2012. The cancelled options were originally issued to one arm’s length consultant and two directors. The Company re-issued the 2,940,000 options to the same parties at $0.12 per share on January 16, 2013, being the closing price of the Company’s common stock on that date, with a term of 5 years expiring on January 16, 2018. In accordance with GAAP, these re-issued options were treated as a change in the expiry date and exercise price of the original options granted on October 15, 2012. The modification of these options did not result in any additional charges to compensation expenses.

During the period ended September 30, 2013, except as noted above, the Company did not grant any stock options to directors, employees, or consultants. No options were granted in the period ended September 30, 2012.

During the period ended September 30, 2013, the change in share purchase options outstanding are as follows:

	Options	Weighted Average Exercise Price	Aggregate Intrinsic Value

Options outstanding at December 31, 2011	3,125,000	$0.15	$ -
Granted during the year	4,140,000	$0.10	$ -
Cancelled during the year	(6,065,000)	$0.15	$ -
Options outstanding at December 31, 2012	1,200,000	$0.10	$ -
Granted during the period	2,940,000	$0.12	$ -
Options outstanding at September 30, 2013	4,140,000	$0.11	$ 707,100

As at September 30, 2013, the Company had share purchase options outstanding as follows:

Expiry Date	Exercise Price	Number of Options

October 15, 2017	$0.10	1,200,000
January 16, 2018	$0.12	2,940,000

Total options outstanding		4,140,000

As at September 30, 2013 and December 31, 2012 all of the outstanding share purchase options were exercisable.